Note 5 - Vessels, Net (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)	2,665,394
Gain (Loss) on Sales of Vessels, Net	$ 7,741	$ (1,579)
Vessels Impairment Loss	$ 0	$ 0
Number of Vessels Provided as Collaterals to Secure Loans	27
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 470,553
Number of Unencumbered Vessels	3
Astros (ex. Koushun [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)	60,297
Imperator [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)		176,387
Clara and Miracle [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)	237,200
Gain (Loss) on Sales of Vessels, Net	$ 7,741
Rose and Resource [Member]
Gain (Loss) on Sales of Vessels, Net		$ (1,579)
Acuity, Verity, Equity and Parity [Member]
Receivable, Term (Year)			5 years
Accounts Receivable, after Allowance for Credit Loss, Noncurrent	$ 4,500		$ 4,500
Number of Vessels With Seller's Credit	4		4
Interest Receivable	$ 268
Bermondi [Member]
Asset, Held-for-Sale, Not Part of Disposal Group	$ 12,600
Pythias and Bernis [Member]
Asset, Held-for-Sale, Not Part of Disposal Group		$ 4,990